SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is April 30, 2018.

For the MFS® Funds listed below:

MFS® GLOBAL HIGH YIELD FUND	MFS® HIGH YIELD POOLED PORTFOLIO
MFS® HIGH INCOME FUND	MFS® MUNICIPAL HIGH INCOME FUND

Effective immediately, the sub-sections entitled "Compensation," "Ownership of Fund Shares," and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Global High Yield Fund, MFS High Income Fund, and MFS High Yield Pooled Portfolio only, as follows:
Compensation
Portfolio manager compensation is reviewed annually. As of December 31, 2017, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices ("benchmarks"). As of December 31, 2017, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)
MFS Global High Yield Fund	David Cole	Merrill Lynch Global High Yield Bond Index Lipper High Yield Funds
	William Adams	Merrill Lynch Global High Yield Bond Index Lipper High Yield Funds
	Matt Ryan	JPMorgan Emerging Markets Bond Index Global
	Michael Skatrud[1]	Merrill Lynch Global High Yield Bond Index Lipper High Yield Funds

MFS High Income Fund	William Adams	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index Lipper High Yield Funds
	David Cole	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index Lipper High Yield Funds
	Michael Skatrud[1]	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index Lipper High Yield Funds

MFS High Yield Pooled Portfolio	William Adams	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index
	David Cole	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index
	Michael Skatrud[1]	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index Lipper High Yield Funds

1 Information is as of March 1, 2018.

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used.  Consideration is given to portfolio performance over one, three, and five years with emphasis placed on the longer periods.  For portfolio managers who have served for more than five years, additional longer-term performance periods are also considered.  For portfolio managers who have served for less than five years, performance periods are adjusted as appropriate.
The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager

1034186                                                                                                                             1                                                                                        MAY-SAI-COMBINED-SUP-I-043018

remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.
Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.
Ownership of Fund Shares
The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) (including the value of any deferred cash award which is based on the performance of the Fund) as of the Fund's fiscal year ended January 31, 2017. The following dollar ranges apply:

N. None
A. $1 – $10,000
B. $10,001 – $50,000
C. $50,001 – $100,000
D. $100,001 – $500,000
E. $500,001 – $1,000,000
F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund

MFS Global High Yield Fund	David Cole	D
	William Adams	D
	Matt Ryan	B
	Michael Skatrud[1]	N

MFS High Income Fund	William Adams	F
	David Cole	D
	Michael Skatrud[1]	N

MFS High Yield Pooled Portfolio[2]	William Adams	N
	David Cole	N
	Michael Skatrud[1]	N

[1]	Mr. Skatrud became a Portfolio Manager of the Fund on March 1, 2018. Information is as of March 31, 2018.
[2]	Shares of the MFS High Yield Pooled Portfolio generally are available only to funds distributed by MFD; therefore, Portfolio Managers are not eligible to invest in the Fund.

1034186                                                                                                                             2                                                                                        MAY-SAI-COMBINED-SUP-I-043018

Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund's fiscal year ended January 31, 2017:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Global High Yield Fund	David Cole	Registered Investment Companies[1]	11	$9.0 billion
		Other Pooled Investment Vehicles	4	$929.3 million
		Other Accounts	1	$102.5 million
	Matt Ryan	Registered Investment Companies[1]	11	$11.8 billion
		Other Pooled Investment Vehicles	7	$4.0 billion
		Other Accounts	5	$1.0 billion
	William Adams	Registered Investment Companies[1]	12	$9.1 billion
		Other Pooled Investment Vehicles	6	$1.0 billion
		Other Accounts	1	$102.5 million
	Michael Skatrud[2] (Became a Portfolio Manager of the Fund on March 1, 2018)	Registered Investment Companies[1]	11	$8.6 billion
		Other Pooled Investment Vehicles	5	$893.8 million
		Other Accounts	1	$42.0 million

MFS High Income Fund	David Cole	Registered Investment Companies[1]	11	$9.0 billion
		Other Pooled Investment Vehicles	4	$929.3 million
		Other Accounts	1	$102.5 million
	William Adams	Registered Investment Companies[1]	12	$9.1 billion
		Other Pooled Investment Vehicles	6	$1.0 billion
		Other Accounts	1	$102.5 million
	Michael Skatrud[2] (Became a Portfolio Manager of the Fund on March 1, 2018)	Registered Investment Companies[1]	11	$8.6 billion
		Other Pooled Investment Vehicles	5	$893.8 million
		Other Accounts	1	$42.0 million

MFS High Yield Pooled Portfolio	David Cole	Registered Investment Companies[1]	11	$9.0 billion
		Other Pooled Investment Vehicles	4	$929.3 million
		Other Accounts	1	$102.5 million
	William Adams	Registered Investment Companies[1]	12	$9.1 billion
		Other Pooled Investment Vehicles	6	$1.0 billion
		Other Accounts	1	$102.5 million
	Michael Skatrud[2] (Became a Portfolio Manager of the Fund on March 1, 2018)	Registered Investment Companies[1]	11	$8.6 billion
		Other Pooled Investment Vehicles	5	$893.8 million
		Other Accounts	1	$42.0 million

[1] Includes the Fund.
2 Account information is as of March 31, 2018.

Advisory fees are not based upon performance of any of the accounts identified in the tables above.

1034186                                                                                                                             3                                                                                       MAY-SAI-COMBINED-SUP-I-043018